5. DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities
Balance, December 31, 2012	$2,342,989

Fair value of warrants issued in private placements	969,502
Exercise of warrants – reclassification to additional paid-in-capital	(117,069)
Change in fair value of derivative liabilities	2,216,119
Foreign exchange effect on derivative liability	(232,635)
Balance, December 31, 2013	5,178,906

Fair value of warrants issued in private placements	301,600
Exercise of warrants – reclassification to additional paid-in-capital	(110,049)
Change in fair value of derivative liabilities	(466,499)
Foreign exchange effect on derivative liability	(421,032)
Balance, December 31, 2014	4,482,926

Fair value of warrants issued in private placements	191,490
Change in fair value of derivative liabilities	(3,006,205)
Foreign exchange effect on derivative liability	(514,720)
Balance, December 31, 2015	$1,153,491

Assumptions used for derivatives
	December 31,
	2015	2014	2013
Risk-free interest rate	0.48 to 1.36%	1.01 to 1.79%	1.13 to 2.77%
Expected life of derivative liability	1 to 8 years	1 to 8 years	1 to 10 yrs
Annualized volatility	202.1%	147.1%	144.2%
Dividend rate	0.00%	0.00%	0.00%